Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) data_subset	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Number of Subsets of Business Data Reviewed | data_subset	400
Reserve development, prior years	$ (1,394)	$ (416)	$ 1,094
2023
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	(270)	(180)
2022
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years		(55)	950
2021
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years			125
2024
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	(800)
Commercial Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	(120)	50	365
Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	(1,190)	(550)	$ 715
Personal Property | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Reserve development, prior years	$ (80)	$ 80
Vehicle Insurance Product Line
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percentage of reserves	97.00%
Agency Channel | Personal Auto | Personal Lines Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Percent of prior year claims and claims adjustment expense		0.60